Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	Aberdeen Global SELECT OPPORTUNITIES FUND INC.
Central Index Key	0000863903
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Mar. 03, 2014
ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC. | Class A
Risk/Return:
Trading Symbol	BJGQX
ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC. | Institutional Class
Risk/Return:
Trading Symbol	JGEIX